Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party

Note 10 Related Party

As at September 30, 2020, the President and CEO of the Company is owed $300 for out of pocket expenditures and incurred $10,000 in management fees.

On September 28, 2020, the Company entered into a renewable employment agreement with the President and CEO of the Company. The term is for one year with a base salary of $8,000 per month. Such base salary may be increased by an amount no less than 5% on each anniversary date plus any additional amount as determined by the Company’s board of directors.

The President and CEO of the Company currently holds 10,000 Series B Preferred Super Voting shares which he is entitled to 51% voting rights no matter how many shares of common stock or other voting stock of the Company are issued or outstanding in the future, such that he shall always have majority voting control of the Company.

Note 6 Related Party Convertible Loan

In 2008, the current President advanced the Company $561 repayable without interest or any other terms. The unpaid balance as at October 23, 2018 was $261. The President advanced a further $229 (CAD $300) to cover out of pocket expenditures. On October 23, 2018, the Company entered into a convertible note payable with the President by combining the two advances to the aggregate amount of $490. The note payable is due on demand and may be convertible to common stock of the Company at $0.05 per share. There were no other related party transactions during the period ended December 31, 2019 or the year ended December 31, 2018. The loan has been included in Note 5 above.